UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE

SERIES FUNDS INC

Salomon Brothers Variable

Small Cap Growth Fund

FORM N-Q

MARCH 31, 2005

Salomon Brothers Variable Small Cap Growth Fund

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.9%
CONSUMER DISCRETIONARY - 13.5%
Hotels, Restaurants & Leisure - 3.1%
8,970	CBRL Group, Inc.	$370,461
7,300	CTRIP.Com International Ltd., ADR (a)(b)	276,305
7,100	Domino’s Pizza, Inc.	132,699
650	eLong Inc., ADR (a)(b)	5,850
11,560	Station Casinos, Inc.	780,878
20,000	The Steak ‘n Shake Co. (b)	387,000

		1,953,193

Leisure Equipment & Products - 1.5%
29,240	Marvel Enterprises, Inc. (a)	584,800
11,800	SCP Pool Corp.	375,948

		960,748

Media - 3.8%
16,440	Citadel Broadcasting Co. (a)(b)	225,721
8,200	DreamWorks Animation SKG, Inc., Class A Shares (a)	333,822
26,900	R.H. Donnelley Corp. (a)	1,562,621
24,732	UnitedGlobalCom, Inc., Class A Shares (a)	233,965

		2,356,129

Specialty Retail - 4.4%
15,100	AnnTaylor Stores Corp. (a)	386,409
15,100	Cabela’s Inc. (a)(b)	311,513
29,000	Gymboree Corp. (a)	363,660
12,060	Linens ‘n Things, Inc. (a)	299,450
10,600	The Men’s Wearhouse, Inc. (a)	447,426
13,900	Regis Corp.	568,927
16,360	West Marine, Inc. (a)(b)	347,814

		2,725,199

Textiles & Apparel - 0.7%
10,370	Reebok International Ltd.	459,391

	TOTAL CONSUMER DISCRETIONARY	8,454,660

CONSUMER STAPLES - 2.4%
Food & Drug Retailing - 0.9%
9,500	The Pantry, Inc. (a)(b)	294,215
8,800	United Natural Foods, Inc. (a)(b)	251,944

		546,159

Food Products - 0.5%
17,360	The Hain Celestial Group, Inc. (a)(b)	323,590

Household Products - 0.4%
14,600	Prestige Brands Holdings Inc. (a)	257,690

Personal Products - 0.6%
17,900	Nu Skin Enterprises, Inc., Class A Shares (b)	402,929

	TOTAL CONSUMER STAPLES	1,530,368

ENERGY - 6.4%
Energy, Equipment & Services - 4.0%
2,700	Atwood Oceanics, Inc. (a)	179,658
5,000	CARBO Ceramics Inc.	350,750
38,400	Grey Wolf, Inc. (a)	252,672
40,420	Key Energy Services, Inc. (a)(b)	463,617
27,100	Pioneer Drilling Co. (a)	373,167
10,100	Superior Energy Services, Inc. (a)	173,720
5,240	Todco, Class A Shares (a)	135,402
7,200	Universal Compression Holdings, Inc. (a)	272,664
10,100	Veritas DGC Inc. (a)	302,596

		2,504,246

See Notes to Schedule of Investments.

Salomon Brothers Variable Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Oil & Gas - 2.4%
4,100	Cheniere Energy, Inc. (a)(b)	$264,491
8,700	Comstock Resources, Inc. (a)	250,038
6,200	Edge Petroleum Corp. (a)	102,672
6,400	Encore Acquisition Co. (a)(b)	264,320
8700	OPTI Canada Inc.(a)	188,435
11,610	Plains Exploration & Production Co. (a)	405,189

		1,475,145

	TOTAL ENERGY	3,979,391

FINANCIALS - 9.8%
Banks - 3.6%
1,800	City National Corp.	125,676
14,520	Cullen/Frost Bankers, Inc.	655,578
6,630	Downey Financial Corp.	407,944
10,300	East West Bancorp, Inc.	380,276
4,550	UCBH Holdings, Inc.	181,545
10,040	Westamerica Bancorporation	519,771

		2,270,790

Diversified Financials - 1.0%
6,405	Affiliated Managers Group, Inc. (a)(b)	397,302
4,090	Investors Financial Services Corp. (b)	200,042

		597,344

Insurance - 2.4%
3,890	Aspen Insurance Holdings Ltd.	98,067
11,180	IPC Holdings, Ltd.	439,150
4,800	PartnerRe Ltd.	310,080
4,530	Platinum Underwriters Holdings, Ltd.	134,541
30,200	Universal American Financial Corp. (a)(b)	522,460

		1,504,298

Real Estate - 2.8%
4,890	Alexandria Real Estate Equities, Inc.	314,818
24,300	American Financial Realty Trust	355,509
8,460	Ashford Hospitality Trust Inc. (b)	86,292
4,300	BioMed Realty Trust, Inc.	88,580
685	Centerpoint Properties Trust	28,085
7,120	Cousins Properties, Inc.	184,194
5,560	Gramercy Capital Corp.	108,420
11,240	PS Business Parks, Inc.	452,972
5,040	United Dominion Realty Trust, Inc.	105,185

		1,724,055

	TOTAL FINANCIALS	6,096,487

HEALTHCARE - 19.6%
Biotechnology - 7.9%
16,400	Arena Pharmaceuticals, Inc. (a)	82,820
13,600	ICOS Corp.(a)	305,456
31,550	InterMune, Inc. (a)(b)	347,050
40,126	Ista Pharmaceuticals, Inc. (a)(b)	396,445
5,900	Mannkind Corp. (a)(b)	83,957
46,000	Nektar Therapeutics (a)	641,240
50,450	NPS Pharmaceuticals, Inc. (a)(b)	636,679
87,800	Transkaryotic Therapies, Inc. (a)(b)	2,191,927
30,900	ViaCell, Inc. (a)(b)	232,986

		4,918,560

Healthcare Equipment & Supplies - 5.2%
27,694	Advanced Medical Optics, Inc. (a)(b)	1,002,800
13,770	Cytyc Corp. (a)	316,848
41,050	DJ Orthopedics Inc. (a)	1,028,302

See Notes to Schedule of Investments.

Salomon Brothers Variable Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Healthcare Equipment & Supplies - 5.2% (continued)
23,900	Kyphon Inc. (a)(b)	$601,563
12,100	Wright Medical Group, Inc. (a)	290,400

		3,239,913

Healthcare Providers & Services - 4.4%
9,800	Health Net Inc.(a)	320,558
33,000	LifePoint Hospitals, Inc. (a)(b)	1,446,720
14,300	PacifiCare Health Systems, Inc. (a)	813,956
6,600	WellCare Health Plans Inc. (a)	201,036

		2,782,270

Pharmaceuticals - 2.1%
6,100	American Pharmaceutical Partners (a)	315,614
9,200	Andrx Corp. (a)	208,564
12,400	Impax Laboratories, Inc. (a)(b)	198,400
72,600	Inspire Pharmaceuticals, Inc. (a)	592,416

		1,314,994

	TOTAL HEALTHCARE	12,255,737

INDUSTRIALS - 6.7%
Commercial Services & Supplies - 2.4%
84,460	ActivCard Corp. (a)(b)	536,321
40,650	CSG Systems International, Inc. (a)	662,188
16,800	Wright Express Corp. (a)(b)	287,280

		1,485,789

Construction & Engineering - 1.8%
19,220	Chicago Bridge & Iron Co. N.V., NY Shares	846,257
20,900	KFx Inc. (a)(b)	280,060

		1,126,317

Machinery - 0.7%
18,120	Stewart & Stevenson Services, Inc.	414,767

Trading Companies & Distributors - 1.8%
37,680	MSC Industrial Direct Co., Class A Shares	1,151,501

	TOTAL INDUSTRIALS	4,178,374

INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 8.0%
524,300	ADC Telecommunications, Inc. (a)(b)	1,043,357
128,830	Arris Group, Inc. (a)(b)	890,215
14,890	Avocent Corp. (a)	382,077
26,700	Foundry Networks, Inc. (a)	264,330
9,000	InPhonic, Inc. (a)	204,435
38,300	Polycom, Inc. (a)	649,185
85,500	Sonus Networks, Inc. (a)(b)	362,520
74,780	Tekelec (a)(b)	1,191,993

		4,988,112

Computers & Peripherals - 2.1%
51,440	Electronics for Imaging, Inc. (a)	917,690
37,600	Novatel Wireless, Inc. (a)(b)	404,200

		1,321,890

Electronic Equipment & Instruments - 1.2%
32,000	Dolby Laboratories Inc. (a)	752,000

Internet Software & Services - 7.7%
40,600	Akamai Technologies (a)(b)	516,838
55,300	Digitas, Inc. (a)	558,530
16,900	Jamdat Mobile Inc. (a)(b)	291,356
23,360	RADWARE Ltd. (a)	548,259
45,400	SINA Corp. (a)(b)	1,410,124
54,500	Sohu.com Inc. (a)(b)	958,110

See Notes to Schedule of Investments.

Salomon Brothers Variable Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Internet Software & Services - 7.7% (continued)
97,600	webMethods, Inc. (a)	$534,848

		4,818,065

IT Consulting & Services - 1.3%
4,100	BearingPoint, Inc. (a)	35,957
12,200	Ness Technologies Inc. (a) (b)	146,156
17,680	ProQuest Co. (a)(b)	639,132

		821,245

Semiconductor Equipment & Products - 5.3%
33,600	ASE Test Ltd. (a)(b)	170,688
156,100	Applied Micro Circuits Corp. (a)	513,569
25,700	Integrated Device Technology, Inc.(a)	309,171
63,900	Micrel, Inc.(a)	589,158
114,800	RF Micro Devices, Inc. (a)	599,256
688,990	Zarlink Semiconductor Inc. (a)	1,102,384

		3,284,226

Software - 5.0%
10,600	Hyperion Solutions Corp. (a)	467,566
23,100	Informatica Corp. (a)	191,037
38,400	NetIQ Corp. (a)	438,912
70,100	ScanSoft, Inc. (a)(b)	260,772
93,200	SkillSoft PLC, ADR (a)	342,976
35,500	The9 Ltd., ADR (a)(b)	609,535
108,840	TIBCO Software Inc. (a)	810,858

		3,121,656

	TOTAL INFORMATION TECHNOLOGY	19,107,194

MATERIALS - 4.4%
Chemicals - 2.6%
7,650	Cytec Industries, Inc.	415,012
100	Georgia Gulf Corp.	4,598
14,660	Minerals Technologies Inc.	964,335
4,920	Valspar Corp. (b)	228,977

		1,612,922

Metals & Mining - 1.8%
8,800	Alpha Natural Resources Inc. (a)	252,296
17,470	Apex Silver Mines Ltd. (a)(b)	279,869
23,640	Compass Minerals International, Inc.	601,638

		1,133,803

	TOTAL MATERIALS	2,746,725

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 1.7%
95,010	Cincinnati Bell, Inc. (a)	403,792
34,400	Citizens Communications Co.	445,136
4,290	Commonwealth Telephone Enterprises, Inc.(b)	202,231

		1,051,159

Wireless Telecommunication Services - 2.8%
9,300	Crown Castle International Corp. (a)	149,358
3,500	Linktone Ltd., ADR (a)(b)	25,445
15,700	Nextel Partners, Inc., Class A Shares (a)	344,772
19750	SpectraSite, Inc. (a)	1,144,908
29800	US Unwired Inc. (a)	125,160

		1,789,643

	TOTAL TELECOMMUNICATION SERVICES	2,840,802

	TOTAL COMMON STOCK (Cost - $56,754,864)	61,189,738

See Notes to Schedule of Investments.

Salomon Brothers Variable Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 28.8%
REPURCHASE AGREEMENT - 3.6%
$ 2,236,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC, 2.850% due 4/1/05; Proceeds at maturity - $2,236,176; (Fully collateralized by International Bank for Reconstruction & Development Notes and Bonds and various U.S. Government Agency Obligations. 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $2,280,720) (Cost - $2,236,000)	$2,236,000

SHARES
SECURITIES PURCHASED WITH LOANED SECURITIES COLLATERAL - 25.2%
15,731,433	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $15,731,433)	15,731,433

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,967,433)	17,967,433

	TOTAL INVESTMENTS - 126.7% (Cost - $74,722,297*)	79,157,171
	Liabilities in Excess of Other Assets - (26.7)%	(16,677,363)

	TOTAL NET ASSETS - 100.0%	$62,479,808

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in the schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable Small Cap Growth Fund (“Fund”), a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in over-the counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Financial Statements (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,995,819
Gross unrealized depreciation	(3,560,945)

Net unrealized appreciation	$4,434,874

At March 31, 2005, the Fund had loaned securities having a market value of $15,288,133. The Fund received cash collateral amounting to $15,731,433 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	May 27, 2005